Subsequent Events (Details) $ in Thousands	1 Months Ended		9 Months Ended
	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Nov. 13, 2020 vessel	Oct. 22, 2020 vessel
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment | $			$ 8,881	$ 7,210
Suezmax Tankers [Member]
Subsequent Event [Line Items]
Number Of Vessels			3
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment | $	$ 56,700	$ 29,600
Subsequent Event [Member] | Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels						2
Subsequent Event [Member] | Suezmax Tankers [Member]
Subsequent Event [Line Items]
Number Of Vessels					2